Allowance for Credit Losses - Non-accrual Basis By Loan Class (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 169,136,000	$ 47,170,000	$ 51,648,000
Non-accrual loans with no credit allowance	76,313,000	6,001,000
Reduced interest income on non-accrual loans	12,661,000	6,614,000	$ 116,000
Commercial, financial and agricultural | Domestic | Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	52,110,000	30,872,000
Non-accrual loans with no credit allowance	51,276,000	122,000
Commercial real estate | Domestic | Commercial real estate construction development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	8,195,000	15,701,000
Non-accrual loans with no credit allowance	73,000	5,400,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	65,733,000	299,000
Non-accrual loans with no credit allowance	24,757,000	211,000
Commercial real estate | Domestic | Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	42,964,000	96,000
Non-accrual loans with no credit allowance	73,000	96,000
Real estate - mortgage | Domestic | Residential First Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	134,000	202,000
Non-accrual loans with no credit allowance	$ 134,000	$ 172,000